SUNAMERICA FOCUSED SERIES, INC.
           Supplement to the Prospectus and Statement of Additional Information dated February 20, 2004.


         On September 20, 2004, the Board of Directors of SunAmerica Focused Series, Inc., approved certain changes to the Focused Large-Cap Growth Portfolio. Effective October 15, 2004, Salomon Brothers Asset Management Company Inc. ("Salomon Brothers") will no longer serve as an adviser for a portion of the assets of the Focused Large-Cap Growth Portfolio. American Century Investment Management, Inc., pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for the component. All references to Salomon Brothers with respect to the Focused Large-Cap Growth Portfolio in the Prospectus and Statement of Additional Information are no longer applicable.

         References to Salomon Brothers under the heading "INFORMATION ABOUT ADVISERS" on pages 49 and 52 of the Prospectus are replaced with the following:

                              NAME, TITLE AND AFFILIATION OF
PORTFOLIO                     PORTFOLIO MANAGER                     EXPERIENCE
---------                     ------------------------------        ----------
Focused Large-Cap Growth      Bruce Wimberly                        Mr.    Wimberly    joined   American
Portfolio                     Vice President and Senior             Century  in 1994 and has  worked  in
                              Portfolio Manager                     the financial  industry  since 1991.
                              (American Century)                    Mr.  Wimberly  is a member of a team
                                                                    of  investment   professionals  that
                                                                    manages the American  Century  Ultra
                                                                    Fund,  a growth fund that invests in
                                                                    large-capitalization  stocks.  Prior
                                                                    to  joining  American  Century,  Mr.
                                                                    Wimberly was with  Frontier  Capital
                                                                    Management   in  Boston,   where  he
                                                                    served as a  small-cap  analyst on a
                                                                    fund with more than $1.5  billion in
                                                                    assets.   Previously,  Mr.  Wimberly
                                                                    was a manager with Citibank, N.A.

                              Jerry Sullivan                        Mr.   Sullivan,   who   joined   the
                              Vice President and Portfolio          company in 2000,  is a member of the
                              Manager (American Century)            management  team that  oversees  the
                                                                    American    Century    Ultra   Fund.
                                                                    Before    joining    the    American
                                                                    Century,    Mr.   Sullivan   was   a
                                                                    portfolio  manager for the  Franklin
                                                                    Templeton  Group and prior to that a
                                                                    portfolio  manager  with  SunAmerica
                                                                    Asset  Management.  Mr. Sullivan has
                                                                    worked  in  the  financial  industry
                                                                    since 1982.

         All references to Salomon Brothers with respect to the Focused Large-Cap Growth Portfolio on pages B-45 and B-46 of the Statement of Additional Information are no longer applicable.

Dated:  September 30, 2004


                                       2